J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Global Focus Fund
(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated April 30, 2010
to the Prospectuses dated February 28, 2010

The JPMorgan Global Focus Fund (the “Fund”) commenced operations on March 30, 2007, but was not initially offered to the public. As of April 30, 2010, the Fund will be offered to the public. As a result, the cover page of the Prospectus, dated February 28, 2010, regarding Class A, Class C and Select Class Shares (the “A/C/Select Prospectus”), is hereby amended to delete the asterisk following the Fund’s name and the asterisked statement below and to replace the statement with the following:

Class/Ticker: A/JGFAX; C/JGFCX; Select/JGFSX

On the first page of the Risk/Return Summary of the A/C/Select Prospectus, the following is hereby added below the Fund’s name:

Class/Ticker: A/JGFAX; C/JGFCX; Select/JGFSX

On the fourth page of the Risk/Return Summary of the A/C/Select Prospectus, the following footnote is hereby added to the column “Life of Fund Since 3/30/07” in the table “Average Annual Total Returns”:

1	Subsequent to the inception of the Fund on 3/30/07 through 4/30/10, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

The cover page of the Prospectus, dated February 28, 2010, regarding Class R5 Shares (the “R5 Prospectus”), is hereby amended to delete the asterisk following the Fund’s name and the asterisked statement below and to replace the statement with the following:

Class/Ticker: R5/JGFRX

On the first page of the Risk/Return Summary in the R5 Prospectus, the following is hereby added below the Fund’s name:

Class/Ticker: R5/JGFRX

On the fourth page of the Risk/Return Summary of the R5 Prospectus, the following footnote is hereby added to the column “Life of Fund Since 3/30/07” in the table “Average Annual Total Returns”:

1	Subsequent to the inception of the Fund on 3/30/07 through 4/30/10, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-GF-410

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Global Focus Fund
(All Share Classes)

Supplement dated April 30, 2010
to the Statement of Additional Information, dated February 28, 2010

The JPMorgan Global Focus Fund (the “Fund”) commenced operations on March 30, 2007, but was not initially offered to the public. As of April 30, 2010, the Fund will be offered to the public. As a result, the chart on the cover page of the Statement of Additional Information, dated February 28, 2010, is hereby amended to replace the line regarding the Fund with the following:

Fund Name	Select	Inst	A	B	C	R5	R2
JPMorgan Global Focus Fund (“Global Focus Fund”)	JGFSX		JGFAX		JGFCX	JGFRX

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE

SUP-SAI-GF-410

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Research Equity Plus Fund
(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated April 30, 2010
to the Prospectuses dated March 31, 2010

The JPMorgan U.S. Research Equity Plus Fund (the “Fund”) commenced operations on April 1, 2010, but was not initially offered to the public. As of April 30, 2010, the Fund will be offered to the public. As a result, the cover page of the Prospectus, dated March 31, 2010, regarding Class A, Class C and Select Class Shares (the “A/C/Select Prospectus”), is hereby amended to delete the asterisk following the Fund’s name and the asterisked statement below and to replace the statement with the following:

Class/Ticker: A/JEPAX; C/JEPCX; Select/JEPSX

On the first page of the Risk/Return Summary of the A/C/Select Prospectus, the following is hereby added below the Fund’s name:

Class/Ticker: A/JEPAX; C/JEPCX; Select/JEPSX

The cover page of the Prospectus, dated March 31, 2010, regarding Class R2 and Class R5 Shares (the “R2/R5 Prospectus”), is hereby amended to delete the asterisk following the Fund’s name and the asterisked statement below and to replace the statement with the following:

Class/Ticker: R2/JEPZX; R5/JEPRX

On the first page of the Risk/Return Summary in the R2/R5 Prospectus, the following is hereby added below the Fund’s name:

Class/Ticker: R2/JEPZX; R5/JEPRX

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SAI-SUP-USREP-410

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid Plus Fund
(All Share Classes)

JPMorgan U.S. Research Equity Plus Fund
(All Share Classes)
(both series of JPMorgan Trust I)

Supplement dated April 30, 2010
to the Statement of Additional Information, dated November 1, 2009, as supplemented March 31, 2010

Effective May 3, 2010, the name of JPMorgan Intrepid Plus Fund will change from “JPMorgan Intrepid Plus Fund” to “JPMorgan U.S. Dynamic Plus Fund”. All references in the Statement of Additional Information to “JPMorgan Intrepid Plus Fund” will hereby be replaced with “JPMorgan U.S. Dynamic Plus Fund”.

The JPMorgan U.S. Research Equity Plus Fund commenced operations on April 1, 2010, but was not initially offered to the public. As of April 30, 2010, the U.S. Research Equity Plus Fund will be offered to the public. As a result, the chart on the cover page of the Statement of Additional Information, dated November 1, 2009, as supplemented, is hereby amended to replace the line regarding JPMorgan U.S. Research Equity Plus Fund with the following:

Fund Name	Select	Inst	A	B	C	R5	R2	Ultra
JPMorgan U.S. Research Equity Plus Fund (the “U.S. Research Equity Plus Fund”)	JEPSX		JEPAX		JEPCX	JEPRX	JEPZX

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE

SUP-SAI-USREP-410